Earnings per share (Details) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income/(loss) attributable to shareholders
Net income/(loss) attributable to shareholders	SFr (1,650)	SFr 2,669	SFr 3,419
Net income attributable to shareholders for basic earnings per share	(1,650)	2,669	3,419
Available for common shares	(1,650)	2,669	3,419
Net income/(loss) attributable to shareholders for diluted earnings per share	(1,650)	2,669	3,419
Available for common shares	SFr (1,650)	SFr 2,669	SFr 3,419
Weighted-average shares outstanding
Weighted-average shares outstanding for basic earnings per share available for common shares (in shares)	2,460.5	2,457.0	2,524.2
Dilutive share options and warrants (in shares)	0.0	1.8	2.7
Dilutive share awards (in shares)	0.0	67.6	59.9
Weighted-average shares outstanding for diluted earnings per share available for common shares (in shares)	2,460.5	2,526.4	2,586.8
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible securities	106.6
Basic earnings per share available for common shares (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr (0.67)	SFr 1.09	SFr 1.35
Diluted earnings per share available for common shares (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr (0.67)	SFr 1.06	SFr 1.32
Weighted-average potential dilutive common shares	10.2	6.2	7.9
Weighted-average share options and warrants (antidilutive)	0.7
Weighted-average share awards (antidilutive)	76.5